INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2011	December 31, 2012
Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	76	109

	4,062	4,095

Accumulated amortization:
Customer base	(380)	(867)
Technology	(198)	(590)
Non-competence agreements	(87)	(263)

	(665)	(1,720)

Net carrying amount:
Customer base	1,258	771
Technology	953	561
Non-competence agreements	1,110	934
Exchange differences	76	109

	3,397	2,375

The weighted average remaining amortization period for customer base, technology, and non-compete agreements are approximately 4.5, 1.5 and 5.5 years, respectively.

The amortization expenses for acquired intangible assets for the years ended December 31, 2010, 2011 and 2012 were nil, US$665 and US$1,043. The Company expects to record amortization expenses of US$898, US$631, US$325, US$247 and US$180 for the next five years through December 31, 2017, respectively, and remaining US$88 will be amortized after 2017.